Prepaid Lease Payments	12 Months Ended
Apr. 30, 2012
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]

6. Prepaid Lease Payments

As of April 30, 2011 and 2012, prepaid lease payments represented the prepayment of land use right for land located in Heyuan with an expiry date on March 26, 2054, and for another three pieces of lands located in Shenzhen with an expiry date on December 31, 2037, December 31, 2037 and February 28, 2040, respectively.

Amortization of prepaid lease payments were HK$1,552, HK$1,551 and HK$1,551 for the years ended April 30, 2010, 2011 and 2012, respectively.